Significant accounting policies (Details) € in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€) segment reporting_unit d	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 2,174	€ 2,750	€ 5,600
Revenue recognized that was included in beginning deferred revenue balance		2,800	5,200
Amortization of intangible assets	[1]	136	373	1,685
Restricted cash		300	2,400
Incremental allowance for uncollectible amounts		255	656	754
Allowance for uncollectible amount, write-offs		€ 20
Number of reporting units | reporting_unit		3
Number of operating segments | segment		3
Reserves restricted for dividend distribution		€ 169,300	188,700
Grant received from German government		13,628	€ (212)	€ (428)
Grant
Significant Accounting Policies [Line Items]
Grant received from German government		€ 12,000
Customer Concentration Risk | Expedia | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		25.00%	27.00%	34.00%
Customer Concentration Risk | Expedia | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		41.00%	20.00%
Customer Concentration Risk | Booking Holdings | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		54.00%	44.00%	40.00%
Customer Concentration Risk | Booking Holdings | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		31.00%	47.00%
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 136	€ 84	€ 143
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 5,000	€ 4,600	€ 4,300
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Accounts receivable due, number of days | d		10
Minimum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Maximum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		90 days
Accounts receivable due, number of days | d		90
Intangible asset, useful life		7 years
Maximum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | Computer equipment, capitalized software and software development cost and furniture and other equipment
Significant Accounting Policies [Line Items]
Property and equipment useful life		8 years

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136